CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
IFRS Statement [Line Items]
Revenue	$ 259,516	$ 93,811
Cost of revenue:
Platform commissions		(28,766)
Game operation cost	(16,402)	(14,817)
Selling and marketing expenses	(165,756)	(82,180)
General and administrative expenses	(2,701)	(1,701)
Total costs and expenses, excluding depreciation and amortization		(127,464)
Depreciation and amortisation		(286)
Loss from operations		(33,939)
Net finance income	1,778	240
(Loss)/income before income tax		(33,699)
Income tax expense	$ (18)	(7)
Income/(loss) for the year net of tax		(33,706)
Other comprehensive (loss)/income		(3)
Total comprehensive income/(loss) for the year net of tax		$ (33,709)
Earnings/(loss) per share:
Basic and diluted earnings/(loss) per share, US$	$ 33,000	$ (1,685,000)
As previously reported
IFRS Statement [Line Items]
Revenue	$ 259,516
Cost of revenue:
Platform commissions	(75,188)
Game operation cost	(16,402)
Selling and marketing expenses	(165,756)
General and administrative expenses	(2,701)
Total costs and expenses, excluding depreciation and amortization	(260,047)
Depreciation and amortisation	(561)
Loss from operations	(1,092)
Net finance income	1,778
(Loss)/income before income tax	686
Income tax expense	(18)
Income/(loss) for the year net of tax	668
Other comprehensive (loss)/income	15
Total comprehensive income/(loss) for the year net of tax	$ 683
Earnings/(loss) per share:
Basic and diluted earnings/(loss) per share, US$	$ 33,000